UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                            Washington, D.C.  20549

                                    Form 13F

                              Form 13F COVER PAGE

Report for the Calendar Year or Quarter Ended:  December 31, 2012

Check here if Amendment [  ];     Amendment Number: ___
This Amendment (Check only one):     [   ] is a restatement.
                                     [   ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name: Sloane Robinson LLP
Address: 20 St Dunstan's Hill, London, EC3R 8ND

Form 13F File Number: 28-12596

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:      John Cutler

Title:     Head of Legal and Compliance

Phone:     +44 207 929 2771


Signature, Place, and Date of Signing:


/s/ John Cutler              London, England            06 February 2013
-----------------            ---------------            ----------------
Signature                    City, State                Date

Report Type     (Check only one):

[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[ ] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[ ] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

List of Other Managers Reporting for this Manager: None


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                             Form 13F SUMMARY PAGE


Report Summary:

Number of Other Included Managers:                nil

Form 13F Information Table Entry Total:           27

Form 13F Information Table Value Total:           $104,403
                                                  (thousands)

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
                              Title of                    Value   Total number    SH/  Put/  Investment   Other
Name of issuer                 Class            CUSIP     x$1000  of shares held  PRN  Call  Discretion  Managers  Sole Shared None
-------------------------     --------        ---------   ------  --------------  ---  ----  ----------  --------  ---- ------ ----
AIRMEDIA GROUP INC            SPONSORED
                              ADR             009411109     275         143,200   SH           SOLE              143,200
ARCHER DANIELS MIDLAND CO     COM             039483102     137           5,000   SH           SOLE                5,000
CHECK POINT SOFTWARE TECH LT  ORD             M22465104     143           3,000   SH           SOLE                3,000
HALLIBURTON CO                COM             406216101   5,752         165,800   SH           SOLE              165,800
ISHARES INC MSCI HONG KONG    ETF             464286871     208          10,700   SH           SOLE               10,700
ISHARES TR FTSE CHINA25 IDX   ETF             464287184   1,635          40,410   SH           SOLE               40,410
ISHARES TR MSCI EMERG MKT     ETF             464287234   7,078         159,600   SH           SOLE              159,600
MARKET VECTORS ETF TR
 VIETNAM                      ETF             57060U761     121           6,700   SH           SOLE                6,700
MEAD JOHNSON NUTRITION CO     COM             582839106     376           5,700   SH           SOLE                5,700
MECHEL OAO                    SPON ADR PFD    583840509      66          34,139   SH           SOLE               34,139
MELCO CROWN ENTMT LTD         ADR             585464100     141           8,400   SH           SOLE                8,400
MICROSOFT CORP                COM             594918104     259           9,700   SH           SOLE                9,700
MINDRAY MEDICAL INTL LTD      SPONSORED
                              ADR             602675100      98           3,000   SH           SOLE                3,000
MOBILE TELESYSTEMS OJSC       SPONSORED
                              ADR             607409109     224          12,000   SH           SOLE               12,000
MOSAIC CO                     NEW COM         61945C103     170           3,000   SH           SOLE                3,000
NATIONAL OILWELL VARCO INC    COM             637071101   3,472          50,800   SH           SOLE               50,800
NEW ORIENTAL ED & TECH        SPONSORED
 GRP I                        ADR             647581107  25,931       1,334,600   SH           SOLE            1,334,600
NEWMONT MINING CORP           COM             651639106     297           4,800   SH           SOLE                4,800
NEWS CORP                     CLA             65248E104  28,426       1,114,300   SH           SOLE            1,114,300
NICE SYS LTD                  SPONSORED
                              ADR             653656108     167           5,000   SH           SOLE                5,000
QIHOO 360 TECHNOLOGY CO LTD   ADS             74734M109   1,366          46,000   SH           SOLE               46,000
SINA CORP                     ORD             G81477104     347           6,900   SH           SOLE                6,900
TAIWAN SEMICONDUCTOR          SPONSORED
 MFG LTD                      ADR             874039100      39           2,300   SH           SOLE                2,300
VIRGIN MEDIA INC              COM             92769L101   6,284         171,000   SH           SOLE              171,000
WELLS FARGO & CO              NEW COM         949746101     270           7,900   SH           SOLE                7,900
YANDEX N V                    SHS CLASS A     N97284108     915          42,500   SH           SOLE               42,500
YUM BRANDS INC                COM             988498101  20,206         304,300   SH           SOLE              304,300

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